Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,218,405.58

Principal:
Principal Collections	$16,005,871.39
Prepayments in Full	$7,460,107.51
Liquidation Proceeds	$204,209.34
Recoveries	$31,835.09
Sub Total	$23,702,023.33
Collections	$24,920,428.91

Purchase Amounts:
Purchase Amounts Related to Principal	$25,141.69
Purchase Amounts Related to Interest	$81.46
Sub Total	$25,223.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,945,652.06

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,945,652.06
Servicing Fee	$493,430.16	$493,430.16	$0.00	$0.00	$24,452,221.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,452,221.90
Interest - Class A-2 Notes	$6,266.42	$6,266.42	$0.00	$0.00	$24,445,955.48
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$24,057,428.98
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$23,933,876.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,933,876.98
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$23,883,643.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,883,643.98
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$23,846,158.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,846,158.31
Regular Principal Payment	$21,305,937.00	$21,305,937.00	$0.00	$0.00	$2,540,221.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,540,221.31
Residual Released to Depositor	$0.00	$2,540,221.31	$0.00	$0.00	$0.00

Total		$24,945,652.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,305,937.00
Total					$21,305,937.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$10,300,965.05	$28.50	$6,266.42	$0.02	$10,307,231.47	$28.52
Class A-3 Notes	$11,004,971.95	$30.45	$388,526.50	$1.08	$11,393,498.45	$31.53
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$21,305,937.00	$20.24	$606,063.59	$0.58	$21,912,000.59	$20.82

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$10,300,965.05	0.0285014	$0.00	0.0000000
Class A-3 Notes	$361,420,000.00	1.0000000	$350,415,028.05	0.9695507
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$519,340,965.05	0.4933653	$498,035,028.05	0.4731250

Pool Information
Weighted Average APR	2.536%	2.540%
Weighted Average Remaining Term	41.81	41.00
Number of Receivables Outstanding	24,423	23,921
Pool Balance	$592,116,195.78	$568,327,753.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$546,644,248.13	$524,981,484.49
Pool Factor	0.5165956	0.4958412

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$43,346,268.83
Targeted Overcollateralization Amount	$70,292,725.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,292,725.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		26	$93,112.53
(Recoveries)		18	$31,835.09
Net Loss for Current Collection Period			$61,277.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1242%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2298%
Second Prior Collection Period			0.3105%
Prior Collection Period			0.2358%
Current Collection Period			0.1267%
Four Month Average (Current and Prior Three Collection Periods)			0.2257%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		657	$2,660,709.62
(Cumulative Recoveries)			$365,833.86
Cumulative Net Loss for All Collection Periods			$2,294,875.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2002%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,049.79
Average Net Loss for Receivables that have experienced a Realized Loss			$3,492.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.98%	192	$5,591,564.11
61-90 Days Delinquent	0.17%	30	$958,370.37
91-120 Days Delinquent	0.02%	4	$131,260.68
Over 120 Days Delinquent	0.04%	8	$246,184.24
Total Delinquent Receivables	1.22%	234	$6,927,379.40

Repossession Inventory:
Repossessed in the Current Collection Period		3	$85,255.13
Total Repossessed Inventory		10	$293,756.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1445%
Prior Collection Period			0.1187%
Current Collection Period			0.1756%
Three Month Average			0.1463%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2350%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$2,055,580.45
2 Months Extended	93	$2,934,179.38
3+ Months Extended	15	$486,779.07

Total Receivables Extended	179	$5,476,538.90
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer